Discontinued operation - Discontinued operation balance sheets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Discontinued operation
Current assets held for sale	$ 117,612
Non-current assets held for sale	22,657
Current liabilities held for sale	290,086
Non-current liabilities held for sale	2,433
Discontinued Operations | China Mainland Business
Discontinued operation
Cash and cash equivalents	9,069
Restricted cash	7,929
Time deposits	1,098
Short-term investments	90,652
Inventory	169
Prepaid expenses and other current assets	8,695
Current assets held for sale	117,612
Property and equipment, net	2,521
Intangible assets, net	1,642
Right-of-use assets	4,218
Time deposits	4,705
Deferred tax assets	8,882
Other non-current assets	689
Non-current assets held for sale	22,657
Advances from students--current	271,640
Accrued expenses and other current liabilities	11,918
Lease liabilities--current	2,227
Taxes payable	4,301
Current liabilities held for sale	290,086
Advances from students--non-current	177
Lease liabilities--non-current	2,217
Other non-current liabilities	39
Non-current liabilities held for sale	$ 2,433